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           AIM REAL ESTATE FUND - INVESTOR CLASS, CLASS A, B, C AND R

                       Supplement dated December 20, 2004
  to the Prospectus dated November 23, 2004, as supplemented November 23, 2004


The following new section is added after the section entitled "OTHER INFORMATION
- CAPITAL GAINS DISTRIBUTIONS" on page 6 of the prospectus:

FUTURE LIMITED FUND OFFERING

Due to the sometimes limited availability of real estate-related securities that meet the investment criteria for the fund, the fund may limit public sale of its shares to certain new investors after assets reach approximately $1 billion and/or after AIM, in consultation with the sub-advisor, otherwise determines, based on market conditions, cash flows in and out of the fund and other factors such as the total REIT assets managed by the sub-advisor, that the fund has become difficult to manage in its current style.

The fund may resume sale of shares to new investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

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                   AIM REAL ESTATE FUND - INSTITUTIONAL CLASS

                       Supplement dated December 20, 2004
to the Prospectus dated November 23, 2004, as supplemented November 23, 2004 (A)
                            and November 23, 2004 (B)


The following new section is added after the section entitled "OTHER INFORMATION
- CAPITAL GAINS DISTRIBUTIONS" on page 14 of the prospectus:

FUTURE LIMITED FUND OFFERING (FOR REAL ESTATE ONLY)

Due to the sometimes limited availability of real estate-related securities that meet the investment criteria for the fund, the fund may limit public sale of its shares to certain new investors after assets reach approximately $1 billion and/or after AIM, in consultation with the sub-advisor, otherwise determines, based on market conditions, cash flows in and out of the fund and other factors such as the total REIT assets managed by the sub-advisor, that the fund has become difficult to manage in its current style.

The fund may resume sale of shares to new investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.